EATON VANCE SPECIAL INVESTMENT TRUST

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Special Investment Trust (the “Registrant”) (1933 Act File No. 2-27962) certifies (a) that the forms of prospectuses and statements of additional information with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 203 (“Amendment No. 203”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 203 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-22-000786) on April 28, 2022.

Eaton Vance Dividend Builder Fund

Eaton Vance Growth Fund

Eaton Vance Large-Cap Value Fund

Eaton Vance Small-Cap Fund

Eaton Vance Special Equities Fund

Eaton Vance Balanced Fund

Eaton Vance Greater India Fund

Eaton Vance Core Bond Fund

EATON VANCE SPECIAL INVESTMENT TRUST

By:	/s/ Jill R. Damon
Jill R. Damon, Secretary
Secretary

Date: May 2, 2022